Operating leases and other commitment (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(111,212)
Balances as of June 30, 2021	$311,085

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(130,614)
Balances as of June 30, 2020	$149,096

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(119,789)
Other	9,790
Balances as of June 30, 2021	$315,621
Lease liability due within one year	$8,797
Lease liability long term	$306,824

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(139,580)
Other	5,373
Balances as of June 30, 2020	$156,998
Lease liability due within one year	$54,643
Lease liability long term	$102,355